INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Summary of inventories and written down of inventories
	12/31/2024	12/31/2023
Finished products	1,664,235	1,254,818
Parts and accessories	207,794	178,260
Construction Materials	193,450	316,370
Warehouse and other	7,426	43,266
	2,072,905	1,792,714